Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of Change in Estimate at Completion Adjustments	EAC adjustments had the following impacts to revenue for the periods presented:

	Year Ended December 31,
(Dollars in millions)	2021	2020	2019
Revenue	$(34)	$(77)	$(55)
Total % of Revenue	1%	3%	2%

Schedule of Contract Assets and Contract Liabilities

	Year Ended December 31,
(Dollars in millions)	2021	2020
Contract assets	$743	$672
Contract liabilities	174	177
Net contract assets	$569	$495

Schedule of Remaining Performance Obligations, Expected Timing of Satisfaction
The following table summarizes the value of our backlog at December 31, 2021 and 2020:

Backlog:	Year Ended December 31,
(Dollars in millions)	2021	2020
Funded	$2,510	$2,847
Unfunded	351	444
Total Backlog	$2,861	$3,291

Schedule of Disaggregation of Revenue	We believe these categories best depict how the nature, amount, timing and uncertainty of ASC revenue and cash flows are affected by economic factors:

	Year Ended December 31,
(Dollars in millions)	2021	2020	2019
Revenue by Geographical Region
United States	$1,808	$1,763	$1,699
International	113	182	99
Intersegment Sales	19	13	12
Total	$1,940	$1,958	$1,810
Revenue by Customer Relationship
Prime contractor	$1,209	$1,063	$1,027
Subcontractor	712	882	771
Intersegment Sales	19	13	12
Total	$1,940	$1,958	$1,810
Revenue by Contract Type
Firm Fixed Price	$1,667	$1,716	$1,570
Flexibly Priced(1)	254	229	228
Intersegment Sales	19	13	12
Total	$1,940	$1,958	$1,810
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(1)Includes revenue derived from time-and-materials contracts.
We believe these categories best depict how the nature, amount, timing and uncertainty of IMS revenue and cash flows are affected by economic factors:

	Year Ended December 31,
(Dollars in millions)	2021	2020	2019
Revenue by Geographical Region
United States	$913	$792	$895
International	45	41	21
Intersegment Sales	1	1	1
Total	$959	$834	$917
Revenue by Customer Relationship
Prime contractor	$174	$283	$442
Subcontractor	784	550	474
Intersegment Sales	1	1	1
Total	$959	$834	$917
Revenue by Contract Type
Firm Fixed Price	$831	$692	$763
Flexibly Priced(1)	127	141	153
Intersegment Sales	1	1	1
Total	$959	$834	$917
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(1)Includes revenue derived from time-and-materials contracts.